Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative Instruments Conversion Feature [Table Text Block]

The fair value of the conversion feature is summarized as follows:

Derivative liability – December 31, 2011	$7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,279)
Fair value mark to market adjustment for warrants	(4,321,411)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(9,759,079)
Derivative liability – September 30, 2012	$24,889

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability - December 31, 2009	$-
Fair value at the commitment date for convertible instruments	473,638
Fair value mark to market adjustment	149,306
Derivative liability - December 31, 2010	622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	$7,061,238

Schedule Of Derivative Liabilities Fair Value Assumptions At Commitment and Re-Measurement Date [Table Text Block]

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	228% -251%	263%
Expected term:	6 months – 4 years	6 months – 5 years
Risk free interest rate	0.09% - 0.72%	0.21% - 0.80%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2010:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term:	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%